Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
Note 6. Debt
The following table summarizes outstanding debt balances as of March 31, 2021 and December 31, 2020 (in thousands):

Instrument	Date of Issuance	Maturity Date	Effective interest rate	March 31, 2021	December 31, 2020
Investor Loan Notes	September 2018 to December 2019	September 2028 to December 2029	10%	$85,353	$82,631
Data Project Srl Mortgage	December 2010	December 2025	8%	106	116
Related Party Loan	December 2020	April 2021	4%	10,433	10,248

				$95,892	$92,995
Less current portion of debt				(10,456)	(10,272)

Non-current portion of debt				$85,436	$82,723

Investor Loan Notes
On September 7, 2018, the Company issued to Maven TopHoldings SARL, a subsidiary of a fund advised by Apax and other shareholders $56.2 million aggregate principal amount of unsecured investor loan notes with interest of 10% per annum and $5.2 million aggregate principal amount of unsecured manager loan notes with interest at 10% per annum (collectively the “Investor Loan Notes”). During September and December 2019, supplemental deeds to the Investor Loan Notes were entered into by the Company, providing for the issuance of additional Investor Loan Notes with an aggregate principal amount of $1.4 million. All principal and accrued interest is payable at maturity of the Investor Loan Notes. See Note 12
—Related Party Transactions
.

Data Project Srl Mortgage
On December 1, 2010, Genius Sports entered into a loan agreement in Euros for the equivalent of $0.3 million to be paid in accordance with the quarterly floating rate amortization schedule over the course of the loan.
Related Party Loan
On December 8, 2020, certain investment funds affiliated with Apax entered into a loan agreement with a subsidiary of the Company (the “Related Party Loan”) for an aggregate amount of $10.0 million in order to fund cash consideration payable with respect to acquisition of business, properties or assets, as well as to fund general corporate expenses, including working capital. The Related Party Loan carries an interest rate of 4.00% per annum, with principal and interest payable in full on maturity. The Related Party Loan matures the earlier of (i) May 30, 2021 or (ii) upon successful consummation of the dMY Technology Group, Inc. II merger. See Note 12 –
Related Party Transactions
and Note 13 –
Subsequent Events
. The Company repaid the Investor Loan Notes and the Related Party Loan in full upon the consummation of the merger. The entire loan balance is included in current debt in the condensed consolidated balance sheets.
Secured Overdraft Facility
The Company has access to short-term borrowings and lines of credit. The Company’s main facility is a secured overdraft facility with Barclays Bank PLC, which incurs a variable interest rate of 4.00% over the Bank of England rate. As of March 31, 2021 and December 31, 2020, the Company had no outstanding borrowings under its lines of credit.
As of March 31, 2021 and December 31, 2020, the Company was in compliance with all applicable covenants related to its indebtedness.
Interest Expense
Interest expense was $2.3 million and $1.9 million for the three months ended March 31, 2021 and 2020, respectively.
Debt Maturities
Expected future payments for all borrowings as of March 31, 2021 are as follows:

Fiscal Period:	(in thousands)
2021 (remainder)	$10,450
2022	23
2023	23
2024	24
2025	22
Thereafter	85,350

Total payment outstanding	$95,892

Note 9.	Debt
The following table summarizes outstanding debt balances as of December 31, 2020 and 2019 (Successor) (in thousands):

				Successor
Instrument	Date of Issuance	Maturity Date	Effective interest rate	December 31, 2020	December 31, 2019
Investor Loan Notes	September 2018 to December 2019	September 2028 to December 2029	10%	$82,631	$73,061
Data Project Srl Mortgage	December 2010	December 2025	8%	116	130
Related Party Loan	December 2020	May 2021	4%	10,248	—

				$92,995	$73,191
Less current portion of debt				(10,272)	(25)

Noncurrent portion of debt				$82,723	$73,166

Investor Loan Notes
On September 7, 2018, the Company issued to Maven TopHoldings SARL, a subsidiary of a fund advised by Apax and other shareholders $56.2 million aggregate principal amount of unsecured investor loan notes with interest of 10% per annum and $5.2 million aggregate principal amount of unsecured manager loan notes with interest at 10% per annum (collectively the “Investor Loan Notes”). During September and December 2019, supplemental deeds to the Investor Loan Notes were entered into by the Company, providing for the issuance of additional Investor Loan Notes with an aggregate principal amount of $1.4 million. All principal and accrued interest is payable at maturity of the Investor Loan Notes. See Note 19 –
Related
Party
Transactions
.
Data Project Srl Mortgage
On December 1, 2010, Genius Sports entered into a loan agreement in Euros for the equivalent of $0.3 million to be paid in accordance with the quarterly floating rate amortization schedule over the course of the loan.
Related Party Loan
On December 8, 2020, certain investment funds affiliated with Apax entered into a loan agreement with a subsidiary of the Company (the “Related Party Loan”) for an aggregate amount of $10.0 million in order to fund cash consideration payable with respect to acquisition of business, properties or assets, as well as to fund general corporate expenses, including working capital. The Related Party Loan carries an interest rate of 4.00% per annum, with principal and interest payable in full on maturity. The Related Party Loan matures the earlier of (i) May 30, 2021 or (ii) upon successful consummation of the dMY Technology Group, Inc. II merger. See Note 19 –
Related
Party
Transactions
and Note 20 –
Subsequent
Events
. The entire loan balance is included in current debt in the consolidated balance sheets.
Secured Overdraft Facility
The Company has access to short-term borrowings and lines of credit. The Company’s main facility is a secured overdraft facility with Barclays Bank PLC, which incurs a variable interest rate of 4.00% over the Bank of England rate. As of December 31, 2020 and 2019 (Successor), the Company had no outstanding borrowings under its lines of credit.
Predecessor Loan Notes
From July 2015 through August 2017, Genius Sports issued in four separate tranches an aggregate of $20.3 million in loan notes (“Loan Notes”) to certain lenders. The Series A and B Loan Notes (collectively the “2015 Loan Notes”) accrue 3% interest payable in cash and 3% interest paid in-kind and the Series D and E Loan Notes (collectively the “2017 Loan Notes”) bear interest at 5% per annum. Genius Sports paid $0.6 million in total upfront fees to the lenders for the various Loan Note issuances and $0.2 million in third party fees incurred to issue the Loan Notes, each presented as a discount on the Loan Note carrying value. Additional discount on the 2017 Loan Notes resulted from $3.5 million of allocated proceeds to the Genius Sports’ Common A Shares issued in conjunction with the 2017 Notes. The Loan Notes include standard financial and non-financial covenants and had an original maturity date of July 27, 2021.
Certain identified embedded contingent redemption features in the Loan Notes were concluded to require bifurcation and separate accounting as derivative instruments at fair value from the Loan Notes. The fair value of the bifurcated derivative, which were net derivative liabilities, totaled $4.3 million as of January 1, 2018. The net change in the fair values of the derivatives resulted in a loss of $3.1 million for the period from January 1, 2018 through September 7, 2018 (Predecessor) and was included in the consolidated statements of operations.
In connection with the Apax Funds Investment on September 7, 2018, the Loan Notes were repaid in full pursuant to the contractual terms. On this date, the Company treated the Loan Note settlement as an extinguishment by derecognizing the Loan Notes, deferred financing costs, accrued interest, and the bifurcated derivative in full. As the Loan Notes were settled in the Genius Sports acquisition, they are only reflected in the Predecessor period and are not outstanding during any presented Successor period.

Other Predecessor Loans
In addition to the above Loan Notes, Genius Sports also had outstanding loans of approximately $12.4 million to various thirdparty lenders and related parties. In connection with the Apax Funds Investment on September 7, 2018, the Company repaid the entire outstanding balance of the loans.
As of December 31, 2020 and 2019 (Successor), the Company was in compliance with all applicable covenants related to its indebtedness.
Interest Expense
Interest expense was $8.0 million, $6.9 million, $2.0 million, and $2.4 million for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), respectively.
Debt Maturities
Expected future payments for all borrowings as of December 31, 2020 (Successor) are as follows:

Fiscal Years:	(in thousands)
2021	$10,272
2022	24
2023	25
2024	25
2025	23
Thereafter	82,626

Total payment outstanding	$92,995